Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
June 30, 2026
FBF-Y15-NPRT1-0826
1.9892465.107
Bond Funds - 53.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,308,612	43,086,122
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,748,855	13,396,229
Fidelity Series Corporate Bond Fund (b)	2,111,486	19,742,397
Fidelity Series Emerging Markets Debt Fund (b)	216,049	1,873,145
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	48,930	472,175
Fidelity Series Floating Rate High Income Fund (b)	35,484	307,644
Fidelity Series Government Bond Index Fund (b)	3,646,366	33,145,468
Fidelity Series High Income Fund (b)	202,605	1,811,285
Fidelity Series International Developed Markets Bond Index Fund (b)	1,986,223	16,962,344
Fidelity Series Investment Grade Bond Fund (b)	3,024,774	30,459,478
Fidelity Series Investment Grade Securitized Fund (b)	2,002,348	18,141,272
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,547,699	8,249,234
Fidelity Series Real Estate Income Fund (b)	31,787	321,683
TOTAL BOND FUNDS (Cost $196,743,999)		187,968,476

Domestic Equity Funds - 22.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	658,792	17,945,494
Fidelity Series Commodity Strategy Fund (b)	50,826	5,449,103
Fidelity Series Large Cap Growth Index Fund (b)	366,579	11,466,597
Fidelity Series Large Cap Stock Fund (b)	384,404	11,347,609
Fidelity Series Large Cap Value Index Fund (b)	1,001,488	21,211,516
Fidelity Series Small Cap Core Fund (b)	230,678	3,746,215
Fidelity Series Small Cap Opportunities Fund (b)	110,342	2,230,003
Fidelity Series Value Discovery Fund (b)	407,753	7,608,680
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,255,683)		81,005,217

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	271,701	5,683,979
Fidelity Series Canada Index Fund (b)	167,213	1,672,135
Fidelity Series Emerging Markets Fund (b)	328,910	5,019,173
Fidelity Series Emerging Markets Opportunities Fund (b)	630,855	20,275,664
Fidelity Series International Growth Fund (b)	450,018	9,706,888
Fidelity Series International Index Fund (b)	222,462	3,699,549
Fidelity Series International Small Cap Fund (b)	149,079	2,819,080
Fidelity Series International Value Fund (b)	565,818	9,471,800
Fidelity Series Overseas Fund (b)	593,282	9,605,229
Fidelity Series Select International Small Cap Fund (b)	18,039	279,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,185,770)		68,232,553

Short-Term Funds - 3.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	256,633	2,558,634
Fidelity Series Treasury Bill Index Fund (b)	927,665	9,230,269
TOTAL SHORT-TERM FUNDS (Cost $11,779,079)		11,788,903

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	170,000	169,983
US Treasury Bills 0% 7/23/2026 (d)	3.63	460,000	458,991
US Treasury Bills 0% 7/30/2026 (d)	3.62	140,000	139,595
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	60,000	59,651
US Treasury Bills 0% 8/6/2026 (d)	3.63	30,000	29,892
US Treasury Bills 0% 9/10/2026 (d)	3.66	40,000	39,712
US Treasury Bills 0% 9/17/2026 (d)	3.70	70,000	69,447
TOTAL U.S. TREASURY OBLIGATIONS (Cost $967,277)			967,271

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	390,240	390,318
Fidelity Series Government Money Market Fund (b)(f)	3.73	3,179,560	3,179,560
TOTAL MONEY MARKET FUNDS (Cost $3,569,878)			3,569,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $305,501,686)	353,532,298
NET OTHER ASSETS (LIABILITIES) - 0.0%	(173,739)
NET ASSETS - 100.0%	353,358,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	151	9/2026	16,954,469	133,400
CBOT US Treasury Long Bond Contracts (United States)	15	9/2026	1,695,938	40,752
ICE MSCI EAFE Index Contracts (United States)	8	9/2026	1,258,120	3,760
TOTAL LONG				177,912
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(10)	9/2026	(1,522,800)	(47,927)
CME E-Mini S&P 500 Index Contracts (United States)	(17)	9/2026	(6,416,013)	(76,176)
TOTAL SHORT				(124,103)
TOTAL FUTURES CONTRACTS				53,809

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $967,271.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	808,454	1,742,678	2,160,811	2,735	(3)	-	390,318	390,240	0.0%
Total	808,454	1,742,678	2,160,811	2,735	(3)	-	390,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,890,877	5,773,732	1,805,796	23,475	1,459	225,850	43,086,122	4,308,612
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,070,922	778,576	594,511	6,898	(57,051)	198,293	13,396,229	1,748,855
Fidelity Series Blue Chip Growth Fund	16,194,246	1,144,334	3,607,906	-	529,781	3,685,039	17,945,494	658,792
Fidelity Series Canada Fund	6,902,525	485,835	1,881,231	-	53,241	123,609	5,683,979	271,701
Fidelity Series Canada Index Fund	-	1,672,135	-	-	-	-	1,672,135	167,213
Fidelity Series Commodity Strategy Fund	5,211,841	1,912,251	1,400,538	-	(41,036)	(233,415)	5,449,103	50,826
Fidelity Series Corporate Bond Fund	19,465,217	1,412,904	1,159,254	240,791	(52,532)	76,062	19,742,397	2,111,486
Fidelity Series Emerging Markets Debt Fund	1,780,544	112,605	84,272	25,871	(2,826)	67,094	1,873,145	216,049
Fidelity Series Emerging Markets Debt Local Currency Fund	455,333	22,076	21,450	-	151	16,065	472,175	48,930
Fidelity Series Emerging Markets Fund	3,923,464	595,023	338,690	-	13,245	826,131	5,019,173	328,910
Fidelity Series Emerging Markets Opportunities Fund	16,136,316	1,909,933	1,637,499	-	53,427	3,813,487	20,275,664	630,855
Fidelity Series Floating Rate High Income Fund	301,400	21,263	15,322	5,493	(275)	578	307,644	35,484
Fidelity Series Government Bond Index Fund	32,671,563	2,394,904	1,750,321	315,646	(87,015)	(83,663)	33,145,468	3,646,366
Fidelity Series Government Money Market Fund	3,359,506	415,898	595,844	30,819	-	-	3,179,560	3,179,560
Fidelity Series High Income Fund	1,752,626	113,567	82,740	28,410	(1,071)	28,903	1,811,285	202,605
Fidelity Series International Developed Markets Bond Index Fund	15,985,234	1,564,301	731,932	133,997	681	144,060	16,962,344	1,986,223
Fidelity Series International Growth Fund	9,255,221	445,360	1,350,775	-	76,145	1,280,937	9,706,888	450,018
Fidelity Series International Index Fund	3,551,009	182,709	347,154	-	4,091	308,894	3,699,549	222,462
Fidelity Series International Small Cap Fund	3,218,508	-	665,923	-	73,962	192,533	2,819,080	149,079
Fidelity Series International Value Fund	9,276,177	620,338	971,466	-	36,816	509,935	9,471,800	565,818
Fidelity Series Investment Grade Bond Fund	30,157,116	2,106,635	1,692,374	322,343	(143,408)	31,509	30,459,478	3,024,774
Fidelity Series Investment Grade Securitized Fund	18,211,654	1,154,057	1,168,935	200,263	(82,205)	26,701	18,141,272	2,002,348
Fidelity Series Large Cap Growth Index Fund	10,315,104	1,098,152	1,601,007	43,989	93,767	1,560,581	11,466,597	366,579
Fidelity Series Large Cap Stock Fund	10,109,705	714,072	725,709	-	18,494	1,231,047	11,347,609	384,404
Fidelity Series Large Cap Value Index Fund	19,173,464	987,857	1,588,510	-	52,954	2,585,751	21,211,516	1,001,488
Fidelity Series Long-Term Treasury Bond Index Fund	7,295,412	1,605,424	653,116	71,662	(88,580)	90,094	8,249,234	1,547,699
Fidelity Series Overseas Fund	9,279,654	473,452	1,171,904	-	36,232	987,795	9,605,229	593,282
Fidelity Series Real Estate Income Fund	314,859	18,663	15,322	2,893	210	3,273	321,683	31,787
Fidelity Series Select International Small Cap Fund	268,092	-	12,996	-	1,837	22,123	279,056	18,039
Fidelity Series Short-Term Credit Fund	2,535,829	171,444	141,242	27,829	(280)	(7,117)	2,558,634	256,633
Fidelity Series Small Cap Core Fund	3,700,166	141,289	718,146	126,036	140,853	482,053	3,746,215	230,678
Fidelity Series Small Cap Opportunities Fund	1,877,264	102,707	106,020	-	20,956	335,096	2,230,003	110,342
Fidelity Series Treasury Bill Index Fund	9,526,081	1,409,211	1,705,023	88,595	(231)	231	9,230,269	927,665
Fidelity Series Value Discovery Fund	6,853,557	353,502	344,425	-	9,782	736,264	7,608,680	407,753
	331,020,486	31,914,209	30,687,353	1,695,010	661,574	19,265,793	352,174,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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